Filed Pursuant to Rule 485(b)

Registration No. 002-71299

811-03153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 255	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 261	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze, Esq. Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor Boston, Massachusetts 02110 617-728-7100
206-505-4846
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________________, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 255 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 20th day of March, 2020.

RUSSELL INVESTMENT COMPANY
Registrant

By:	/s/ Mark E. Swanson
Mark E. Swanson, President, Chief Executive Officer,
Treasurer and Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 20, 2020.

Signatures	Signatures

/s/ Mark E. Swanson	*
Mark E. Swanson, President,	Thaddas L. Alston, Trustee
Chief Executive Officer, Treasurer,
and Chief Accounting Officer

*	*
Kristianne Blake, Trustee	Cheryl Burgermeister, Trustee

*	*
Katherine W. Krysty, Trustee	Julie Dien Ledoux, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 252 to Registration Statement Nos. 002-71299 and 811-03153.

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase